Consolidated Statement of Stockholders' Equity - USD ($)	Total	Class A Common Shares	Class B Common Shares	Common Shares Class A Common Shares	Common Shares Class B Common Shares	Additional Paid in Capital	Accumulated Deficit	Common B Shares
Beginning balance (in shares) at Dec. 31, 2020				50,000	2,191,633
Beginning balance at Dec. 31, 2020	$ 4,570,000			$ 0	$ 2,000	$ 108,949,000	$ (104,381,000)	$ 0
Beginning balance (in shares) at Dec. 31, 2020								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs (in shares)					6,102,027
Issuance of common stock, net of issuance cost	191,241,000				$ 6,000	191,235,000
Issuance of common stock for restricted stock units (in shares)					878,118
Issuance of common stock for restricted stock units	0				$ 1,000	(1,000)
issuance of common stock in acquisition (in shares)					5,833,333
Issuance of common stock in acquisition	200,959,000				$ 6,000	200,953,000
Treasury stock purchases (in shares)					(123,089)			(123,089)
Treasury stock purchases	(4,319,000)							$ (4,319,000)
Issuance of warrant	19,700,000					19,700,000
Stock-based compensation	29,219,000					29,219,000
Net loss	(9,725,000)						(9,725,000)
Ending balance (in shares) at Dec. 31, 2021		50,000	14,882,022	50,000	14,882,022
Ending balance at Dec. 31, 2021	$ 431,645,000			$ 0	$ 15,000	550,055,000	(114,106,000)	$ (4,319,000)
Beginning balance (in shares) at Dec. 31, 2021	123,089							123,089
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for restricted stock units (in shares)					255,970
Issuance of common stock for restricted stock units	$ 0				$ 0	0
issuance of common stock in acquisition (in shares)					1,048,718
Issuance of common stock in acquisition	26,511,000				$ 1,000	26,510,000
Shares cancelled in connection with Freedom acquisition					(2,446)
Stock-based compensation	9,372,000					9,372,000
Net loss	(261,513,000)						(261,513,000)
Ending balance (in shares) at Dec. 31, 2022		50,000	16,184,264	50,000	16,184,264
Ending balance at Dec. 31, 2022	$ 206,015,000			$ 0	$ 16,000	$ 585,937,000	$ (375,619,000)	$ (4,319,000)
Beginning balance (in shares) at Dec. 31, 2022	123,089							123,089